Concentrations of Credit Risk and Major Customers (Tables)	12 Months Ended
Dec. 31, 2023
Concentrations of Credit Risk and Major Customers [Abstract]
Schedule of Geographic Area	The Company’s cash position by geographic area was as follows:
	December 31, 2023		December 31, 2022
Country:
Singapore	$234,897	15%	$240,204	6%
China (Hongkong)	1,310,551	82%	3,678,925	90%
China (Mainland)	56,031	3%	154,311	4%
Total cash and cash equivalents, and restricted cash	$1,601,479	100%	$4,073,440	100%